[LOGO OF PUTNAM INVESTMENTS]













                                                  Lincoln National
                                                  Global Asset
                                                  Allocation Fund, Inc.
                                                  Annual Report
                                                  December 31, 1998

Lincoln National
Global Asset Allocation Fund, Inc.


Index
     Commentary
     Statement of Net Assets
     Statement of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Notes to Financial Statements
     Report of Ernst & Young LLP, Independent Auditors

Lincoln National
Global Asset Allocation Fund, Inc.


Managed by:    [LOGO OF PUTNAM INVESTMENTS]


The Global Asset Allocation Fund had a return of 13.50% for the year ended December 31, 1998. This broadly diversified global investment product lagged the long-term custom benchmark, (50% S&P 500; 20% Lehman Brothers Aggregate Bond; 15% Morgan Stanley EAFE Index; 10% Salomon Brothers World Government Bond Index; 5% 90 day T-Bill) which gained 20.18%.

For much of the year, U.S. equities performed extremely well, although in late summer the market took a decided dip as investors grew skittish about continued financial and economic turmoil among developing nations. Stocks recovered as Fall wore on, closing out their fourth consecutive year of sparkling returns. Large-capitalization stocks continued to outpace small-and mid-cap stocks, and companies whose operations were primarily domestic fared better than manufacturers and exporters with links to Asia.

Within the U.S. bond market, the third-quarter global flight to quality drove yields on Treasuries to their lowest levels in modern history. Corporate bonds, mortgage-backed securities, and asset-backed securities underperformed Treasuries by a wide margin, creating an opportunity for us to take advantage of attractively priced valuations in these sectors to position the portfolio for the future. By year-end, non-Treasury sectors had begun to recover.

International equity markets bore the brunt of the global correction. Stock markets in the Pacific Rim fared particularly poorly. The Fund had minimal exposure in that region, although South Korea, Hong Kong, and Singapore did provide some opportunities. European equities also provided solid returns. In contrast, non-U.S. government bond markets benefited from global turmoil and the resulting flight to quality, as well as benign inflation and relatively low interest rates. The Fund benefited most from its European fixed-income investments, as European markets registered gains only slightly behind those provided by U.S. bonds. Emerging-markets debt was hit hard by global financial woes and our under-weighting proved beneficial.

The Fund's underperformance relative to the benchmark was due to positions held in riskier asset classes as well as poor security selection in U.S. equity holdings, a prominent part of the custom benchmark, which were ill-suited for volatile market conditions.

The largest positive contributor to performance was a broad portfolio bias toward stocks over bonds. However, the third-quarter market dislocations triggered by Russia's default on its domestic bonds pushed equity markets lower across the globe. As a result, the U.S. stock market fell sharply, suffering its worst quarter in eight years.

The Fund, which under normal market conditions is able to reduce the volatility of returns by diversifying across markets and asset classes, experienced a damaging confluence of negative forces in the third quarter. Risk positions in the capital markets that usually offset one another acted in concert to the detriment of performance. Weak security selection in U.S. large-cap and international stocks exacerbated the losses suffered from the equity market's overweighted position. The U.S. high-yield allocation also hindered performance as that market suffered greatly in the general flight to quality.

Looking ahead, we see moderate economic growth in the U.S. and Europe. Inflation should remain subdued, creating a favorable environment for financial assets. Although we may still see flare-ups in Brazil and other markets, the effects of the emerging-markets crisis on the developed markets is diminishing, since much of the leverage that had existed earlier in 1998 has been wrung out of the system by year-end.

We still believe that the developed equity markets of Europe and the United States should show modest appreciation in 1999, and our forecasts favor Europe. Equity market valuations, however, are high and caution is warranted as little cushion remains to absorb any adverse news.

William Landes, Ph.D


Growth of $10,000 invested 1/1/89 through 12/31/98

                                                     1/1/89  12/31/98
Global Asset Allocation Fund                        $10,000   $57,904
Lehman Brothers Government/Corporate Bond Index     $10,000   $33,393
S&P 500 Index                                       $10,000   $26,452
Morgan Stanley EAFE Index                           $10,000   $24,402
Salomon Brothers World Government Bond Index        $10,000   $24,025
Lehman Brothers Aggregate Bond Index                $10,000   $17,167


This chart illustrates, hypothetically, that $10,000 was invested in the Global Asset Allocation Fund on 1/1/89. As the chart shows, by December 31, 1998, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $33,393. For comparison, look at how the Indices did over the same period. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.


Average annual return                   Ended
on investments                          12/31/98
-------------------------------------------------
One Year                                +13.50%
-------------------------------------------------
Five Years                              +13.68%
-------------------------------------------------
Ten Years                               +12.81%
-------------------------------------------------

Lincoln National
Global Asset Allocation Fund, Inc.

Statement of Net Assets
December 31, 1998

Investments:

                                                     Par              Market
Long-Term Debt Investments:                          Amount**         Value
-----------------------------------------------------------------------------
U.S. Government and Agency Obligations: 11.6%
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
     7.50%, 4/1/28                                 $ 2,079,369    $ 2,140,450
Federal National Mortgage Association
     5.75%, 4/15/03                                    620,000        637,667
     7.50%, 7/1/07                                     245,700        254,990
     6.00%, 5/15/08                                  1,450,000      1,533,925
     5.50%, 2/1/11                                     272,038        270,253
     5.50%, 3/1/11                                     175,310        174,159
     7.00%, 3/1/11                                      26,216         26,913
     5.50%, 4/1/11                                     458,602        455,592
     5.50%, 4/1/11                                     532,629        529,134
     5.50%, 4/1/11                                     282,448        280,594
     5.50%, 5/1/11                                     855,322        849,709
     5.50%, 5/1/11                                     132,969        132,096
     5.50%, 5/1/11                                      62,313         61,904
     5.50%, 6/1/11                                     115,750        114,990
     7.00%, 10/1/11                                  1,427,902      1,464,492
     5.50%, 12/1/11                                    402,684        400,042
     5.50%, 1/1/12                                     283,504        281,643
     6.00%, 2/1/13                                      34,097         34,215
     6.50%, 4/1/13                                     513,395        521,095
     6.00%, 5/1/13                                     538,619        540,470
     6.50%, 5/1/13                                     576,766        585,417
     6.00%, 6/1/13                                     418,735        420,174
     6.50%, 6/1/13                                     797,802        809,769
     6.50%, 7/1/13                                     262,405        266,341
     6.00%, 9/1/13                                     104,058        104,415
     6.00%, 9/1/13                                     488,389        490,068
     6.00%, 9/1/13                                     443,519        445,044
     6.00%, 10/1/13                                    411,523        412,937
     7.00%, 10/1/13                                    515,633        527,235
     6.00%, 1/15/14                                    900,000        902,531
     7.00%, 2/25/23                                    301,821        307,697
     6.978%, 7/1/25                                     55,419         56,874
     6.50%, 7/1/28                                     461,350        464,954
     6.50%, 7/1/28                                     408,271        411,460
     6.50%, 7/1/28                                     420,507        423,792
     6.50%, 8/1/28                                     716,092        721,686
     6.50%, 8/1/28                                     503,323        507,098
     6.50%, 1/15/29                                  1,820,000      1,831,944
Federal National Mortgage Association TBA
     6.00%, 1/15/29                                  2,370,000      2,340,375
Government National Mortgage Association
     10.00%, 6/15/13                                   337,717        369,378
     11.00%, 12/15/15                                    3,643          4,052
     11.00%, 12/15/15                                   27,268         30,327
     11.00%, 12/15/15                                   56,048         62,335
     7.00%, 1/15/23                                    241,008        248,389
     7.50%, 1/15/23                                    156,929        162,961
     7.50%, 8/15/23                                    577,012        598,108
     7.50%, 8/15/23                                     88,910         92,189
     7.50%, 9/15/23                                    347,302        360,000
     7.00%, 12/15/23                                   102,379        105,291
     7.00%, 8/15/25                                     95,471         98,126
     7.00%, 12/15/25                                   657,738        676,032
     7.00%, 4/15/26                                    247,649        254,536
     7.00%, 4/15/26                                    222,513        228,702
     7.00%, 10/15/26                                   248,949        255,095
     7.00%, 10/15/27                                   161,562        165,702
     7.00%, 12/15/27                                   126,820        130,070
     7.00%, 1/15/28                                    465,939        477,733
     6.50%, 3/15/28                                    508,579        514,141
     6.50%, 3/15/28                                    364,569        368,785
     6.50%, 4/15/28                                    100,957        102,061
     6.50%, 4/15/28                                    297,569        300,824
     7.00%, 9/15/28                                    402,815        412,633
     7.00%, 9/15/28                                    327,944        335,835
     6.50%, 11/15/28                                 1,475,158      1,491,293

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
     6.50%, 12/15/28                                $  336,542     $  340,223
     7.00%, 12/15/28                                   960,300        983,407
Government National Mortgage Association TBA
     8.00%, 1/15/29                                  1,705,000      1,771,069
U.S. Treasury Bill(+)
     4.32%, 3/4/99                                   5,045,000      5,007,378
U.S. Treasury Bond
     6.375%, 8/15/27                                   160,000        183,617
     6.125%, 11/15/27                                2,375,000      2,655,221
     5.25%, 11/15/28                                   435,000        445,597
     U.S. Treasury Note
     4.50%, 9/30/00                                  4,175,000      4,169,221
     4.00%, 10/31/00                                   285,000        282,080
     4.625%, 11/30/00                                  805,000        805,766
     5.25%, 8/15/03                                  3,875,000      3,975,204
     4.25%, 11/15/03                                 1,260,000      1,244,158
     5.625%, 5/15/08                                 1,740,000      1,857,943
     4.75%, 11/15/08                                 1,815,000      1,829,128
                                                                   56,128,754

Asset Backed - 3.6%
-----------------------------------------------------------------------------
Advanta 1997 A-7
     6.63%, 1/25/29                                    615,000        617,975
Advanta Mortgage Loan Trust
     6.69%, 4/25/17                                    595,000        610,461
     7.05%, 5/25/21                                    685,000        702,344
Amres 97-3A3
     6.60%, 1/25/18                                    400,000        400,000
Amresco Commercial Mortgage Funding I
Series 1997-C1 A1
     6.73%, 6/17/29                                    541,824        553,359
BHET
     6.91%, 1/25/29                                    190,000        193,488
Capital Equipment Receivables Trust
     6.28%, 6/15/00                                    180,000        180,983
Collateralized Mortgage Obligations
     9.00%, 11/20/20                                 1,448,829      1,498,397
Commercial Mortgage Acceptance Corporation
     6.57%, 12/15/30                                   165,000        171,549
     5.80%, 9/1/30                                     467,900        468,558
Federal Home Loan Mortgage Corporation
     7.50%, 11/15/22                                   685,000        715,085
Federal Home Loan Mortgage Corporation
Series 2080 Class PC
     6.00%, 11/15/15                                   170,000        170,266
Federal National Mortgage Association 93-240B
     6.25%, 12/25/13                                   381,666        383,985
Federal National Mortgage Association-89-71-J
     8.50%, 10/25/19                                   755,000        798,629
First Union
     6.28%, 6/18/07                                    200,000        208,648
     6.65%, 6/18/08                                    568,283        581,771
GE Capital Management Services
     6.00%, 2/25/24                                     53,262         53,055
GE Electric Mortgage Services
Series 1996-HE2 Class A4
     7.65%, 3/25/12                                    165,000        167,892
GS Mortgage Securities II
     6.562%, 4/13/31                                   160,000        166,050
General Motors Acceptance Corporation
     6.15%, 11/15/07                                   245,679        249,086
     6.42%, 5/15/31                                    323,180        332,598
Government National Mortgage Association
     7.50%, 5/16/27                                  1,100,000      1,149,701
Green Tree Financial 97-2 A6
     7.24%, 4/15/28                                    540,000        556,845
Green Tree Recreational Series 1998-A A1C
     6.18%, 6/15/19                                    685,839        694,385
Greentree 97-3
     6.55%, 7/15/28                                    590,466        599,462
     6.93%, 7/15/28                                    930,000        960,518
     6.24%, 3/18/28                                    870,000        878,700
Independent National Mortgage Corporation
     8.3005%, 12/25/24                                 173,826        175,782
Merrill Lynch Mortgage Investors
     6.54%, 12/10/29                                   985,000      1,029,941
     6.22%, 2/15/30                                    704,823        718,149


                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
Morgan Stanley Capital I
     7.227%, 1/16/06                                $  560,000     $  594,825
PNC Mortgage Securities
     6.60%, 7/25/27                                    305,264        306,409
The Money Store Home Equity Trust
Series 1996-A Class A5
     6.85%, 6/15/19                                    280,000        286,739
-----------------------------------------------------------------------------
                                                                   17,175,635
Aerospace & Defense: 0.3%
-----------------------------------------------------------------------------
Argo-Tech
     8.625%, 10/1/07                                    30,000         28,575
BE Aerospace
     9.875%, 2/1/06                                     45,000         46,856
     8.00%, 3/1/08                                     125,000        122,813
     9.50%, 11/1/08                                     20,000         21,200
Boeing
     6.625%, 2/15/38                                   505,000        503,738
Continental Airlines
     9.50%, 12/15/01                                   175,000        183,750
DERLAN Manufacturing
     10.00%, 1/15/07                                    50,000         40,000
K & F Industries
     9.25%, 10/15/07                                    15,000         15,113
L-3 Communcations
     10.375%, 5/1/07                                    20,000         22,000
     8.00%, 8/1/08                                      20,000         20,100
Lockheed Martin
     7.25%, 5/15/06                                    410,000        443,825
Sequa
     9.375%, 12/15/03                                    5,000          5,175
-----------------------------------------------------------------------------
                                                                    1,453,145
Automobile & Auto Parts: 0.3%
-----------------------------------------------------------------------------
Aftermarket Tech
     12.00%, 8/1/04                                     20,000         21,000
Argo-Tech
     8.625%, 10/1/07                                    10,000          9,525
Chrysler
     7.45%, 2/1/97                                     170,000        195,925
Hayes Lemmerz International
     8.25%, 12/15/08                                    80,000         80,000
Hertz
     7.00%, 1/15/28                                    815,000        829,263
Lear
     9.50%, 7/15/06                                    100,000        108,500
Navistar International
     7.00%, 2/1/03                                     150,000        150,563
     8.00%, 2/1/08                                      85,000         86,594
Newcor
     9.875%, 3/1/08                                    100,000         95,500
Talon Automotive Group
     9.625%, 5/1/08                                     70,000         68,950
-----------------------------------------------------------------------------
                                                                    1,645,820
Banking, Finance & Insurance: 1.8%
-----------------------------------------------------------------------------
Aames Financial
     9.125%, 11/1/03                                    45,000         29,250
AFC Capital Trust I
     8.207%, 2/3/27                                    425,000        477,594
AT&T Capital
     6.25%, 5/15/01                                    445,000        442,219
Banponce
     7.125%, 5/2/02                                    350,000        367,500
Chevy Chase Bank
     9.25%, 12/1/05                                     50,000         50,000
CIT Group Holdings
     5.50%, 10/15/01                                   390,000        390,488
Colonial Capital II
     8.92%, 1/15/27                                     35,000         37,625
Delta Financial
     9.50%, 8/1/04                                      50,000         41,500
Dime Capital Trust I
     9.33%, 5/6/27                                      15,000         16,181
Dollar Financial Group
     10.875%, 11/15/06                                  20,000         20,225
Empress River Casino Financial
     10.75%, 4/1/02                                     40,000         42,750

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
First Financial Caribbean
     7.84%, 10/10/06                                $  140,000     $  153,125
Firstar Bank Milwaukee
     6.25%, 12/1/02                                    170,000        177,013
Fleet Financial Group
     6.875%, 1/15/28                                    25,000         26,469
General Motors Acceptance
     5.80%, 4/9/01                                     325,000        327,438
     5.75%, 11/10/03                                   305,000        306,906
Greenpoint Capital Trust I
     9.10%, 6/1/27                                      15,000         17,156
Imperial Credit Capital Trust I
     10.25%, 6/14/02                                    75,000         54,000
Imperial Credit Industries
     9.88%, 1/15/07                                     35,000         27,213
Lehman Brothers Holdings
     6.50%, 10/1/02                                    265,000        265,000
Merita Bank Ltd
     6.50%, 1/15/06                                    565,000        574,181
NationsBank
     6.875%, 2/15/05                                   875,000        925,313
Nationwide Credit
     10.25%, 1/15/08                                    10,000          8,325
North Fork Capital Trust I
     8.70%, 12/15/26                                    10,000         11,938
Ocwen Capital Trust I
     10.875%, 8/1/27                                    10,000          8,300
Ocwen Federal Bank
     12.00%, 6/15/05                                     5,000          4,750
Ocwen Financial
     11.875%, 10/1/03                                    5,000          4,500
Orange Cogen Funding
     8.175%, 3/15/22                                   110,000        116,831
Paine Webber Group
     6.55%, 4/15/08                                    655,000        657,456
Phoenix Home Life Mutual
     6.95%, 12/1/06                                    315,000        329,569
Popular
     6.40%, 8/25/00                                    530,000        540,600
Provident
     7.405%, 3/15/38                                   555,000        545,981
Provident Capital Trust I
     8.60%, 12/1/26                                     35,000         41,344
PRT Funding
     11.625%, 4/15/04                                   40,000         26,800
Salomon Brothers
     7.30%, 5/15/02                                    395,000        413,763
Sovereign Capital Trust
     9.00%, 4/1/27                                      20,000         23,275
Sprint Capital
     6.875%, 11/15/28                                  395,000        412,775
TIG Holdings
     8.125%, 4/15/05                                   370,000        408,388
Toyota Motor Credit
     5.625%, 11/13/03                                  315,000        318,544
Webster Capital Trust I
     9.36%, 1/29/27                                      5,000          5,588
-----------------------------------------------------------------------------
                                                                    8,647,873
Building & Materials: 0.0%
-----------------------------------------------------------------------------
American Architectural
     11.75%, 12/1/07                                    10,000          7,600
Building Materials
     8.625%, 12/15/06                                    5,000          5,050
     8.00%, 12/1/08                                     20,000         20,150
Continental Homes Holding
     10.00%, 4/15/06                                    35,000         37,100
MCII Holdings
     0.00%, 11/15/02                                    75,000         67,500
Southdown
     10.00%, 3/1/06                                     25,000         26,375
-----------------------------------------------------------------------------
                                                                      163,775
Cable, Media & Publishing: 1.0%
-----------------------------------------------------------------------------
Acme Television/Finance
     0.00%, 9/30/04                                     20,000         16,000
Adelphia Communications
     9.875%, 3/1/07                                     90,000         99,450


                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
Adelphia Communications 144A
     8.375%, 2/1/08                                 $   80,000     $   83,000
Albritton Communications
     9.75%, 11/30/07                                   100,000        106,250
     8.875%, 2/1/08                                     10,000         10,150
American Media Operation
     11.625%, 11/15/04                                  50,000         51,125
Benedek Broadcasting
     11.875%, 3/1/05                                   190,000        206,150
CBS
     6.875%, 9/1/03                                     40,000         41,200
Century Communications
     9.50%, 3/1/05                                     105,000        117,075
Chancellor Media
     8.125%, 12/15/07                                   15,000         14,925
     8.00%, 11/1/08                                    160,000        163,200
Citadel Broadcast 144A
     10.25%, 7/1/07                                     20,000         21,900
     9.25%, 11/15/08                                    20,000         20,925
Comcast
     9.50%, 1/15/08                                     25,000         26,500
CSC Holdings
     9.25%, 11/1/05                                     10,000         10,475
     7.875%, 12/15/07                                   75,000         79,313
     7.25%, 7/15/08                                     40,000         40,700
     9.875%, 2/15/13                                   125,000        140,469
     7.875%, 2/15/18                                    20,000         20,325
Diva Systems Units
     0.00%, 3/1/08                                     170,000         72,250
Dobson Wireline
     12.25%, 6/15/08                                    40,000         36,900
Fox Family Worldwide
     9.25%, 11/1/07                                     65,000         64,350
Fox Kids Worldwide
     0.00%, 11/1/07 (1)                                 25,000         15,938
Fox/Liberty Networks LLC
     8.875%, 8/15/07                                    50,000         51,125
Garden State Newspapers
     8.75%, 10/1/09                                    125,000        121,094
Golden Sky Systems
     12.375%, 8/1/06                                    50,000         51,500
Granite Broadcasting
     10.375%, 5/15/05                                   75,000         76,594
     9.375%, 12/1/05                                    35,000         34,475
     8.875%, 5/15/08                                    30,000         28,350
Gray Comm System
     10.625%, 10/1/06                                    5,000          5,325
Jacor Communications
     0.00%, 6/12/11                                     50,000         43,688
Jones Intercable
     9.625%, 3/15/02                                    10,000         10,750
     10.50%, 3/1/08                                     50,000         55,188
Knology Holdings
     0.00%, 10/15/07 (1)                               120,000         56,250
Lamar Advertising
     9.625%, 12/1/06                                   110,000        119,213
     8.625%, 9/15/07                                    15,000         15,544
Marcus Cable Operating Notes
     0.00%, 8/1/04 (1)                                  50,000         50,063
News America Holdings
     7.70%, 10/30/25                                   590,000        638,675
Outdoor Communications
     9.25%, 8/15/07                                    185,000        196,100
Outdoor Systems
     8.875%, 6/15/07                                   125,000        133,281
Pathnet
     12.25%, 4/15/08                                    65,000         45,500
Pegasus Communications 144A
     9.75%, 12/1/06                                     10,000         10,038
Pegasus Media
     12.50%, 7/1/05                                     50,000         55,000
PX Escrow
     0.00%, 2/1/06                                      10,000          5,538
Radio One
     7.00%, 5/15/04                                      5,000          4,925
SFX Broadcasting
     10.75%, 5/15/06                                    82,000         90,508

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
SFX Entertainment
     9.125%, 2/1/08                                 $   30,000     $   29,925
     9.125%, 12/1/08                                    40,000         39,900
Sinclair Broadcast Group
     8.75%, 12/15/07                                   100,000        101,000
Spanish Broadcasting System
     7.50%, 6/15/02 (1)                                100,000        110,125
     11.00%, 3/15/04                                    30,000         31,875
TCI Communications
     7.125%, 2/15/28                                   100,000        108,750
TCI Satellite Entertainment
     10.875%, 2/15/07                                   16,000          5,920
Time Warner
     8.875%, 10/1/12                                   360,000        456,300
United International Holdings
     0.00%, 2/15/08                                     60,000         32,400
Verio 144A
     11.25%, 12/1/08                                    30,000         30,300
Von Hoffman
     13.50%, 5/15/09                                    10,955         10,955
Von Hoffman Press
     10.375%, 5/15/07                                   40,000         41,200
Walt Disney
     5.62%, 12/1/08                                    395,000        398,456
Young Broadcasting
     8.75%, 6/15/07                                    200,000        201,500
-----------------------------------------------------------------------------
                                                                    4,955,900
Chemicals: 0.2%
-----------------------------------------------------------------------------
Geo Specialty Chemicals
     10.125%, 8/1/08                                    30,000         29,250
Huntsman 144A
     9.50%, 7/1/07                                      30,000         30,075
ISP Holdings
     9.75%, 2/15/02                                     45,000         47,925
Lubrizol
     5.875%, 12/1/08                                   200,000        200,000
Monsanto
     6.60%, 12/1/28                                    610,000        612,288
Pioneer Americas Acquisition
     9.25%, 6/15/07                                     15,000         11,700
Sterling Chemical Holdings
     0.00%, 8/15/08 (1)                                 40,000         16,400
-----------------------------------------------------------------------------
                                                                      947,638
Computers & Technology: 0.4%
-----------------------------------------------------------------------------
Amazon.com
     0.00%, 5/1/08 (1)                                  60,000         40,275
Cellnet Data Systems
     0.00%, 10/1/07                                    170,000         86,700
Concentric Network Units
     12.75%, 12/15/07                                   10,000         10,500
Dell Computer
     7.10%, 4/15/28                                    385,000        384,519
IPC Information Systems
     0.00%, 5/1/08 (1)                                  90,000         56,700
PSINet
     10.00%, 2/15/05                                    30,000         29,700
     11.50%, 11/1/08                                    60,000         62,400
Unisys
     12.00%, 4/15/03                                   200,000        212,000
     7.875%, 4/1/08                                    130,000        145,925
WMX Technologies
     7.10%, 8/1/26                                     990,000      1,048,163
-----------------------------------------------------------------------------
                                                                    2,076,882
Consumer Products: 0.2%
-----------------------------------------------------------------------------
Capstar Broadcasting
     0.00%, 2/1/09 (1)                                  85,000         70,125
Chattem
     8.875%, 4/1/08                                     20,000         20,550
French Fragrance
     10.375%, 5/15/07                                   15,000         14,981
Home Interiors and Gifts
     10.125%, 6/1/08                                    20,000         19,800
Iron Age
     9.875%, 5/1/08                                     75,000         68,438
NBTY
     8.625%, 9/15/07                                   200,000        196,750

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
Revlon Consumer Products
     9.00%, 11/1/06                                 $   30,000     $   29,775
     8.625%, 2/1/08                                    200,000        184,000
United Stationer Supply
     12.75%, 5/1/05                                      7,000          7,805
William Carter
     10.375%, 12/1/06                                  100,000        109,375
William Carter Holdings 144A
     12.00%, 10/1/08                                    25,000         25,781
-----------------------------------------------------------------------------
                                                                      747,380
Electronics & Electrical Equipment: 0.2%
-----------------------------------------------------------------------------
Echostar Satellite Broadcast
     0.00%, 3/15/04 (1)                                 40,000         40,800
Fairchild Semiconductor
     10.125%, 3/15/07                                   60,000         50,400
     0.00%, 3/14/08 (1)                                 65,000         65,000
Flextronics International
     8.75%, 10/15/07                                    20,000         20,750
HCC Industries
     10.75%, 5/15/07                                    20,000         19,300
Northeast Optic Network
     12.75%, 8/15/08                                    50,000         49,313
Protection One Alarm
     13.625%, 6/30/05 (1)                               20,000         22,600
Raytheon
     6.45%, 8/15/02                                    515,000        527,231
Signature Brands USA
     13.00%, 8/15/02                                   100,000        111,000
Wavetek
     10.125%, 6/15/07                                   10,000          9,700
Zilog
     9.50%, 3/1/05                                      65,000         52,325
-----------------------------------------------------------------------------
                                                                      968,419
Energy: 0.3%
-----------------------------------------------------------------------------
Abraxas Petro/CN Abraxas
     11.50%, 11/1/04                                    40,000         30,800
Benton Oil and Gas
     9.375%, 11/1/07                                     5,000          3,100
Chesapeake Energy
     9.125%, 4/15/06                                   125,000         96,875
Coastal
     6.95%, 6/2/28                                     440,000        427,900
COHO Energy
     8.875%, 10/15/07                                   10,000          8,400
Costilla Energy
     10.25%, 10/1/06                                    40,000         28,400
DII Group
     8.50%, 9/15/07                                     10,000          9,825
Dailey International
     9.50%, 2/15/08                                     30,000         13,500
Eagle Geophysical
     10.75%, 7/15/08                                    35,000         29,400
Gothic Energy
     0.00%, 5/1/06                                      10,000          4,500
Gothic Production
     11.125%, 5/1/05                                    30,000         23,400
Michael Petroleum
     11.50%, 4/1/05                                     30,000         21,000
Ocean Energy
     8.375%, 7/1/08                                     50,000         47,500
Ocean Energy Series B
     8.875%, 7/15/07                                    20,000         19,850
Petro-Canada
     7.00%, 11/15/28                                   330,000        330,825
Panaco
     10.625%, 10/1/04                                   10,000          7,600
Seven Seas Petroleum
     12.50%, 5/15/05                                    30,000         19,800
Snyder Oil
     8.75%, 6/15/07                                     15,000         14,625
Statoil
     6.50%, 12/1/28                                    295,000        289,838
Transamerican Energy
     0.00%, 6/15/02 (1)                                525,000        178,500
     11.50%, 6/15/02                                   120,000         45,600

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
Transamerican Refining Units
     16.00%, 6/30/03                                $   40,000     $   16,800
-----------------------------------------------------------------------------
                                                                    1,668,038
Environmental Services: 0.2%
-----------------------------------------------------------------------------
American Eco
     9.625%, 5/15/08                                    70,000         47,250
Columbia Gas Systems
     7.32%, 11/28/10                                   500,000        545,000
Petroleum Geo-Services
     7.50%, 3/31/07                                    175,000        183,750
TransTexas Gas
     13.75%, 12/31/01                                  157,000        127,170
-----------------------------------------------------------------------------
                                                                      903,170
Food, Beverage & Tobacco: 0.2%
-----------------------------------------------------------------------------
Albecca
     10.75%, 8/15/08                                    40,000         40,800
Ameriserv Food Distributors
     8.875%, 10/15/06                                   25,000         23,750
     10.125%, 7/15/07                                   15,000         13,650
Aurora Foods
     9.875%, 2/15/07                                    40,000         43,600
     9.875%, 2/15/07                                    20,000         21,800
Canandaigua Wine
     8.75%, 12/15/03                                     5,000          5,050
     8.75%, 12/15/03                                   150,000        151,500
Fleming
     10.625%, 7/31/07                                  100,000         94,250
Philip Morris
     7.50%, 1/15/02                                    405,000        425,250
Purina Mills
     9.00%, 3/15/10                                     40,000         41,200
Southland Corp
     5.00%, 12/15/03                                    50,000         43,250
Windy Hill Pet Food
     9.75%, 5/15/07                                    105,000        106,050
-----------------------------------------------------------------------------
                                                                    1,010,150
Healthcare & Pharmaceuticals: 0.6%
-----------------------------------------------------------------------------
Alaris Medical Systems
     9.75%, 12/1/06                                     50,000         49,563
Conmed
     9.00%, 3/15/08                                     30,000         29,213
Dade International
     11.125%, 5/1/06                                    40,000         44,450
ExtendiCare Health Services
     9.35%, 12/15/07                                   150,000        138,000
Eye Care Centers of America
     9.125%, 5/1/08                                     30,000         28,875
Fresenius Medical Capital Trust II
     7.875%, 2/1/08                                     50,000         49,750
Fresenius Medical Care
     9.00%, 12/1/06                                    150,000        157,875
Global Health Sciences
     11.00%, 5/1/08                                     50,000         32,500
Hudson Respiratory Care
     9.125%, 4/15/08                                    40,000         32,800
ICN Pharmaceuticals
     9.25%, 8/15/05                                     70,000         71,925
Integrated Health Services
     9.50%, 9/15/07                                     50,000         47,750
     9.25%, 1/15/08                                     40,000         38,100
     9.25%, 1/15/08                                     10,000          9,525
Magellan Health
     9.00%, 2/15/08                                     70,000         62,650
Manor Care
     7.50%, 6/15/06                                    285,000        307,088
Mariner Post-Acute Network
     0.00%, 11/1/07                                     40,000         21,650
     9.50%, 11/1/07                                     60,000         48,600
Mediq
     11.00%, 6/1/08                                     50,000         47,500
     0.00%, 6/1/09                                      40,000         18,400
Medpartners
     7.375%, 10/1/06                                   200,000        162,000
Merck
     5.95%, 12/1/28                                    320,000        322,400

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
Multicare
     9.00%, 8/1/07                                  $  125,000     $  118,750
Paracelsus Healthcare
     10.00%, 8/15/06                                    50,000         46,000
Philip Morris
     7.50%, 4/1/04                                     640,000        684,800
Prime Hospitality
     9.75%, 4/1/07                                      40,000         40,400
Tenet Healthcare
     8.625%, 1/15/07                                   125,000        133,906
     7.625%, 6/1/08                                     50,000         51,188
     8.125%, 12/1/08                                    10,000         10,363
-----------------------------------------------------------------------------
                                                                    2,806,021
Industrial Machinery: 0.0%
-----------------------------------------------------------------------------
AEP Industries
     9.875%, 11/15/07                                   15,000         15,150
Coinmach
     11.75%, 11/15/05                                   50,000         54,563
Jackson Products
     9.50%, 4/15/05                                     20,000         20,000
Morris Materials Handling
     9.50%, 4/1/08                                      40,000         29,200
Motors and Gears
     10.75%, 11/15/06                                   40,000         42,150
POGO Producing
     8.75%, 5/15/07                                      5,000          4,700
Safety Components International
     10.125%, 7/15/07                                   20,000         20,175
Tyco International Group SA
     6.25%, 6/15/03                                    190,000        193,800
Viasystems
     9.75%, 6/1/07                                       5,000          4,750
Waxman Industries
     0.00%, 6/1/04 (1)                                   5,000          2,400
-----------------------------------------------------------------------------
                                                                      386,888
Leisure, Lodging & Entertainment: 0.3%
-----------------------------------------------------------------------------
AMC Entertainment
     9.50%, 3/15/09                                     40,000         41,100
Argosy Gaming
     13.25%, 6/1/04                                    100,000        111,625
Boyd Gaming
     9.50%, 7/15/07                                     50,000         49,875
Cinemark USA Series C
     9.625%, 8/1/08                                     65,000         68,250
Cinemark USA
     9.625%, 8/1/08                                     50,000         52,500
Circus Circus
     6.45%, 2/1/06                                      20,000         17,900
Circus Circus Enterprise
     9.25%, 12/1/05                                     20,000         20,475
Coast Hotels & Casino
     13.00%, 12/15/02                                   65,000         70,525
Colorado Gaming
     12.00%, 6/1/03                                     79,350         85,698
Epic Resorts
     13.00%, 6/15/05                                    30,000         29,100
Fitzgerald Gaming
     12.25%, 12/15/04                                   70,000         40,600
Harrahs Operating
     7.875%, 12/15/05                                   50,000         50,250
Hollywood Casino
     12.75%, 11/1/03                                    75,000         79,875
Host Mar Travel Plaza
     9.50%, 5/15/05                                    130,000        136,175
Mohegan Tribal Gaming
     13.50%, 11/15/02                                   45,000         54,225
Park Place Entertainment
     7.875%, 12/15/05                                   70,000         70,175
Premier Parks
     12.00%, 8/15/03                                    50,000         54,000
     9.25%, 4/1/06                                      75,000         78,750
Showboat Marina Casino
     13.50%, 3/15/03                                    50,000         58,125
Silver Cinemas
     10.50%, 4/15/05                                    40,000         29,600

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
Six Flags Theme Parks
     0.00%, 6/15/05 (1)                             $  250,000     $  274,063
Sun International Hotels
     8.625%, 12/15/07                                   75,000         77,719
United Artists Theatre
     9.75%, 4/15/08                                     60,000         57,600
-----------------------------------------------------------------------------
                                                                    1,608,205
Metals & Mining: 0.0%
-----------------------------------------------------------------------------
AK Steel
     9.125%, 12/15/06                                   65,000         67,925
Ameristeel
     8.75%, 4/15/08                                     50,000         48,500
Anker Coal Group
     9.75%, 10/1/07                                    215,000        118,250
Continental Global Group
     11.00%, 4/1/07                                     30,000         26,438
Kaiser Aluminum & Chemical
     12.75%, 2/1/03                                     20,000         19,850
Weirton Steel
     11.375%, 7/1/04                                    50,000         46,250
WHX
     10.50%, 4/15/05                                    30,000         27,600
-----------------------------------------------------------------------------
                                                                      354,813
Miscellaneous: 0.6%
-----------------------------------------------------------------------------
Affinity Group Holding
     11.00%, 4/1/07                                     75,000         77,625
Allied Waste
     7.625%, 1/1/06                                     50,000         50,750
Allied Waste 144A
     7.875%, 1/1/09                                    120,000        121,950
ATC Group Services
     12.00%, 1/15/08                                    15,000          1,500
AXIA
     10.75%, 7/15/08                                    50,000         50,750
Calair LLC/Calair Capital
     8.125%, 4/1/08                                     30,000         31,013
Cencall Communication
     0.00%, 1/15/04 (1)                                  5,000          5,000
Cendant
     7.75%, 12/1/03                                     40,000         40,450
CEX Holdings
     9.625%, 6/1/08                                     40,000         36,600
Coinmach
     11.75%, 11/15/05                                    5,000          5,456
Day International Group
     9.50%, 3/15/08                                     50,000         49,125
Decora Industries
     11.00%, 5/1/05                                     40,000         36,600
Details
     10.00%, 11/15/03                                   15,000         14,700
Focal Communications
     0.00%, 2/15/08                                     80,000         42,000
Glenoit
     11.00%, 4/15/07                                    15,000         14,063
Graphic Controls
     12.00%, 9/15/05                                    45,000         51,863
Hedstrom Holdings
     0.00%, 6/1/09 (1)                                   5,000          2,750
Household Finance
     6.50%, 11/15/08                                   210,000        218,925
Huntsman
     9.0937%, 7/1/07                                    50,000         48,625
Integrated Device Technology
     5.50%, 6/1/02                                      20,000         14,750
Iron Mountain
     10.125%, 10/1/06                                  150,000        161,250
     8.75%, 9/30/09                                     20,000         20,650
Isle of Capri
     13.00%, 8/31/04                                    10,000         10,625
Lodestar Holdings
     11.50%, 5/15/05                                    30,000         23,250
OutSourcing Solutions
     11.00%, 11/1/06                                    20,000         19,300
Paragon Corp Holdings
     9.625%, 4/1/08                                     20,000         16,800

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
Perry-Judd
     10.625%, 12/15/07                              $   75,000     $   78,750
Players International
     10.875%, 4/15/05                                   25,000         27,000
Polymer Group
     9.00%, 7/1/07                                      20,000         19,800
     8.75%, 3/1/08                                      40,000         39,200
PP&L Capital Funding
     5.90%, 10/16/00                                   785,000        781,075
Premium Standard Farms
     11.00%, 9/17/03                                    18,158         18,158
RAB Enterprises
     10.50%, 5/1/05                                     60,000         48,000
Sassco Fashions
     12.75%, 12/31/03                                   25,000         24,750
Solutia
     6.72%, 10/15/37                                   765,000        814,725
Viasystems
     9.75%, 6/1/07                                      75,000         71,250
W.R.Carpenter North America
     10.625%, 6/15/07                                   25,000         25,375
-----------------------------------------------------------------------------
                                                                    3,114,453
Packaging & Containers: 0.0%
-----------------------------------------------------------------------------
Huntsman Packaging
     9.125%, 10/1/07                                    25,000         24,875
Owens-Illinois
     8.10%, 5/15/07                                     25,000         26,844
Riverwood International
     10.25%, 4/1/06                                     50,000         49,500
     10.875%, 4/1/08                                    85,000         77,775
-----------------------------------------------------------------------------
                                                                      178,994
Paper & Forest Products: 0.0%
-----------------------------------------------------------------------------
Boise Cascade
     7.43%, 10/10/05                                    10,000         10,150
Republic Group
     9.50%, 7/15/08                                     20,000         19,550
United Stationers Supply
     8.375%, 4/15/08                                    10,000         10,038
US Office Products
     9.75%, 6/15/08                                     60,000         39,600
-----------------------------------------------------------------------------
                                                                       79,338
Real Estate: 0.1%
-----------------------------------------------------------------------------
EOP Operating LP
     6.763%, 6/15/07                                   450,000        450,563
HMH Properties
     7.875%, 8/1/08                                    120,000        117,150
John Q. Hammons Hotels
     8.875%, 2/15/04                                   125,000        114,375
-----------------------------------------------------------------------------
                                                                      682,088
Retail: 0.2%
-----------------------------------------------------------------------------
Adams Outdoor Advertising
     10.75%, 3/15/06                                   125,000        135,000
Amscan Holdings
     9.875%, 12/15/07                                   10,000          9,400
Fleming
     10.50%, 12/1/04                                    30,000         28,650
FRD Acquisition
     12.50%, 7/15/04                                    10,000         10,200
Fred Meyer
     7.45%, 3/1/08                                      40,000         43,300
French Fragrances
     10.375%, 5/15/07                                   10,000          9,988
Outdoor Systems
     9.375%, 10/15/06                                    5,000          5,419
Sealy Mattress
     0.00%, 12/15/07 (1)                                20,000         12,000
Sears Roebuck Acceptance
     6.50%, 12/1/28                                    335,000        331,650
Specialty Retailers
     8.50%, 7/15/05                                      5,000          4,500
Stater Brothers Holdings
     9.00%, 7/1/04                                     100,000         93,000

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
Tricon Global Restaurants
     7.45%, 5/15/05                                 $   30,000     $   31,425
Zale
     8.50%, 10/1/07                                     20,000         19,450
-----------------------------------------------------------------------------
                                                                      733,982
Telecommunications: 0.8%
-----------------------------------------------------------------------------
Allegiance Telecommunications
     0.00%, 2/15/08 (1)                                120,000         58,200
     12.875%, 5/15/08 (1)                               20,000         20,000
Birch Telecommunications
     14.00%, 6/15/08                                    30,000         27,600
BTI Telecom
     10.50%, 9/15/07                                   110,000         90,200
CBS Radio
     11.375%, 1/15/09                                      500            589
COVAD Communications
     0.00%, 3/15/08                                     45,000         24,750
Caprock Communications
     12.00%, 7/15/08                                    30,000         28,500
Capstar Broadcasting
     9.25%, 7/1/07                                      50,000         52,125
Centennial Cellular
     8.875%, 11/1/01                                    15,000         15,750
Charter Communications Holdings
     0.00%, 3/15/07 (1)                                 20,000         16,850
Comcast Cellular
     9.50%, 5/1/07                                     100,000        106,750
Dobson Communications
     11.75%, 4/15/07                                    55,000         56,650
DTI Holdings
     0.00%, 3/1/08 (1)                                 200,000         51,000
Econophone
     0.00%, 2/15/08                                    100,000         48,000
FirstWorld Communication units
     0.00%, 4/15/08 (1)                                    140         43,400
Global Crossing
     9.625%, 5/15/08                                   200,000        212,500
GST Telecommunications
     0.00%, 5/1/08                                     170,000         78,200
GST USA
     0.00%, 12/15/05                                    95,000         69,350
Hyperion Telecommunication
     0.00%, 4/15/03 (1)                                 25,000         18,500
     12.25%, 9/1/04                                     35,000         35,525
ICG Services
     0.00%, 2/15/08                                    180,000         96,300
     0.00%, 5/1/08                                     185,000         99,900
Intelcom Group USA
     0.00%, 5/1/06 (1)                                  60,000         44,400
Intermedia Communication
     8.50%, 1/15/08                                     80,000         76,800
     8.60%, 6/1/08                                     130,000        128,050
ITC Deltacom
     11.00%, 6/1/07                                     23,000         24,581
IXC Communications
     9.00%, 4/15/08                                     50,000         49,625
KMC Telecom Holdings
     0.00%, 2/15/08                                    145,000         69,963
Level 3 Communications
     9.125%, 5/1/08                                    100,000         99,500
     8.50%, 5/15/08                                     30,000         31,275
Long Distance International
     12.25%, 4/15/08                                    50,000         40,500
Metrocall
     11.00%, 9/15/08                                    50,000         50,375
Metromedia Fiber
     10.00%, 11/15/08                                   90,000         93,263
MJD Communications
     10.00%, 5/1/08                                     20,000         19,600
Nextel Communications
     0.00%, 8/15/04 (1)                                250,000        242,813
     0.00%, 9/15/07                                     30,000         19,350
     0.00%, 2/15/08                                     10,000          6,025
     12.00%, 11/1/08                                    90,000         99,900
Nextel International
     0.00%, 4/15/08                                    290,000        130,500

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
NTL
     0.00%, 4/1/08                                  $  450,000     $  274,500
Onepoint Communications Units
     14.50%, 6/1/08                                     20,000         11,600
Orbital Imaging
     11.625%, 3/1/05                                    40,000         39,800
PowerTel
     0.00%, 2/1/06 (1)                                  10,000          7,550
Price Communications Wire
     9.125%, 12/15/06                                   10,000         10,363
Qwest Communications International
     0.00%, 10/15/07 (1)                                35,000         27,300
     0.00%, 2/1/08 (1)                                 160,000        120,400
RCN
     0.00%, 10/15/07                                    40,000         23,400
Rhythms Netconnections
     0.00%, 5/15/08                                     90,000         44,100
Sprint Spectrum L.P.
     0.00%, 8/15/06 (1)                                 60,000         54,600
     11.00%, 8/15/06                                    15,000         17,400
Startec Global Communications
     12.00%, 5/15/08                                    40,000         34,350
Telecommunication Techniques
     9.75%, 5/15/08                                     30,000         29,213
Telehub Communications
     0.00%, 7/31/05                                     30,000         17,025
Teligent
     11.50%, 12/1/07                                    30,000         28,200
     0.00%, 3/1/08                                     100,000         49,000
Time Warner Telecommunications LLC
     9.75%, 7/15/08                                     90,000         94,500
US West Communications
     5.625%, 11/15/08                                  175,000        176,969
US XCHANGE LLC
     15.00%, 7/1/08                                     30,000         31,200
Ucar Global Enterprises
     12.00%, 1/15/05                                    30,000         30,900
Winstar Communications
     0.00%, 10/15/05 (1)                                30,000         42,000
     15.00%, 3/1/07 (1)                                 40,000         43,200
     11.00%, 3/15/08                                   260,000        187,200
Winstar Equipment
     12.50%, 3/15/04                                    20,000         20,200
E.spire Communications
     0.00%, 11/1/05 (1)                                 20,000         15,125
     0.00%, 4/1/06 (1)                                  25,000         17,063
     13.75%, 7/15/07                                    20,000         20,800
-----------------------------------------------------------------------------
                                                                    3,945,117
Textiles, Apparel & Furniture: 0.0%
-----------------------------------------------------------------------------
Galey & Lord
     9.125%, 3/1/08                                     70,000         61,600
Guess
     9.50%, 8/15/03                                      5,000          4,875
-----------------------------------------------------------------------------
                                                                       66,475
Transportation & Shipping: 0.3%
-----------------------------------------------------------------------------
Aviation Sales
     8.125%, 2/15/08                                    50,000         49,625
Coach USA
     9.375%, 7/1/07                                     20,000         20,600
Continental Airlines
     6.541%, 3/15/08                                   680,000        665,346
CSX Transportation
     7.95%, 5/1/27                                      95,000        106,756
Johnstown America Industries
     11.75%, 8/15/05                                    75,000         79,125
Kitty Hawk
     9.95%, 11/15/04                                    20,000         19,600
MC Shipping
     11.25%, 3/1/08                                     20,000         13,600
Newport News Shipbuilding
     8.625%, 12/1/06                                    60,000         63,600
Norfolk Southern
     7.05%, 5/1/37                                     160,000        174,600
Trans World Airlines
     11.50%, 12/15/04                                   65,000         55,819
     11.375%, 3/1/06                                    30,000         24,713

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
US Air
     9.625%, 9/1/03                                 $  175,000     $  183,969
-----------------------------------------------------------------------------
                                                                    1,457,353
Utilities: 0.3%
-----------------------------------------------------------------------------
Arizona Public Service
     6.75%, 11/15/06                                   315,000        334,294
CMS Energy
     7.00%, 1/15/05                                     30,000         30,338
Calpine
     7.875%, 4/1/08                                     50,000         50,375
Cleveland Electric
     9.50%, 5/15/05                                     30,000         33,113
     6.86%, 10/1/08                                     70,000         70,875
Connecticut Light & Power
     7.875%, 6/1/01                                    210,000        219,450
El Paso Electric
     9.40%, 5/1/11                                      10,000         11,613
Jersey Central Power & Light
     6.85%, 11/27/06                                   115,000        123,769
KN Energy
     6.45%, 3/1/03                                     300,000        301,125
     6.80%, 3/1/08                                      80,000         81,400
Midland Funding
     10.33%, 7/23/02                                    27,323         29,372
Midland Funding II
     11.75%, 7/23/05                                    80,000         92,000
Niagara Mohawk Power
     9.95%, 6/1/00                                      50,000         50,063
     7.375%, 7/1/03                                     30,000         30,713
     7.625%, 10/1/05                                    30,000         31,500
     7.75%, 10/1/08                                    110,000        119,350
Northeast Utilities
     8.38%, 3/1/05                                      32,000         32,640
     8.58%, 12/1/06                                     12,380         12,735
Ram Energy
     11.50%, 2/15/08                                    30,000         19,800
-----------------------------------------------------------------------------
                                                                    1,674,525
Foreign Bonds: 7.4%
-----------------------------------------------------------------------------
BTPS (Italy)
     5.75%, 9/15/02                              3,335,000,000      2,179,429
Bundesrepublic Deutschland (Germany)
     5.625%, 1/4/28                                  2,400,000      1,623,298
Buoni Poliennali Del Tes
(Italian Government) (Italy)
     8.50%, 8/1/99                               2,435,000,000      1,494,738
Canada Government (Canada)
     5.25%, 9/1/03                                   1,780,000      1,189,728
     8.00%, 6/1/27                                     630,000        579,193
France O.A.T. (France)
     5.50%, 10/25/07                                 2,738,000        547,226
     5.25%, 4/25/08                                  2,300,000        454,952
     0.00%, 10/25/25                                 7,758,000        364,000
Government of France (France)
     5.50%, 4/25/07                                  5,950,000      1,183,969
Government of Italy (Italy)
     10.50%, 9/1/05                              1,010,000,000        844,333
Government of New Zealand (New Zealand)
     6.50%, 2/15/00                                  1,500,000        801,613
     8.00%, 4/15/04                                  1,995,000      1,174,272
Hellenic Republic (Greece)
     9.20%, 3/21/02                                131,800,000        486,668
     8.60%, 3/26/08                                 75,100,000        298,471
Kredit Fuer Wiederaufban (Germany)
     5.00%, 1/4/09                                   1,780,000      1,143,588
Netherlands Government (Netherlands)
     9.00%, 5/15/00                                  5,540,000      3,173,656
     7.00%, 2/15/03                                  3,720,000      2,243,989
Netherlands Government Series 1 (Netherlands)
     5.75%, 2/15/07                                  2,080,000      1,248,610
Quebec Province (Canada)
     7.00%, 1/30/07                                    355,000        384,288
Spanish Government (Spain)
     5.25%, 1/31/03                                131,780,000        997,020
     5.15%, 7/30/09                                163,300,000      1,226,105
Sweden (Kingdom of) (Sweden)
     5.50%, 4/12/02                                 22,900,000      2,978,332

                                                     Par              Market
                                                     Amount**         Value
-----------------------------------------------------------------------------
United Kingdom Treasury (United Kingdom)
     7.00%, 6/7/02                                 $ 1,925,000    $ 3,432,309
     9.00%, 8/6/12                                     370,000        890,663
United Kingdom Treasury Bond (United Kingdom)
     9.75%, 8/27/02                                  2,645,000      5,121,695
-----------------------------------------------------------------------------
                                                                   36,062,145

Total Long-Term Debt Instruments: 30.9%
(Cost $149,998,951)                                               151,642,976
-----------------------------------------------------------------------------

                                                        Number
Common Stock:                                           of Shares
-----------------------------------------------------------------------------
Aerospace & Defense: 0.3%
Career Education*                                        4,300        129,000
United Technologies                                     10,800      1,174,500
-----------------------------------------------------------------------------
                                                                    1,303,500
Automobiles & Auto Parts: 1.2%
-----------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG (Germany)                474        372,091
Bayerische Motoren Werke (BMW) New (Germany)*              174        133,569
Bridgestone (Japan)                                      9,000        203,437
CSX Auto*                                                6,000        160,125
Dana                                                     6,710        274,271
Ford Motor                                              23,610      1,385,612
General Motors                                          18,350      1,313,172
Goodyear Tire & Rubber                                  12,395        625,173
Honda Motor (Japan)                                     11,000        359,639
Meritor Automotive                                       3,916         82,970
Michelin (France)                                       11,502        460,013
Volkswagen AG (Germany)                                  5,500        444,954
Volvo AB (Sweden)                                        7,289        166,867
-----------------------------------------------------------------------------
                                                                    5,981,893
Banking, Finance & Insurance: 11.5%
-----------------------------------------------------------------------------
ABN Amro Holdings N.V. (Netherlands)                    10,344        217,633
Aetna                                                    8,565        673,423
AGF (Assurances Generales de France) (France)            4,228        252,546
Allianz AG (Germany)                                       772        287,258
Allied Irish Banks (Ireland)                            41,861        750,557
Allied Zurich (United Kingdom)*                         63,117        941,223
Allstate                                                23,360        902,280
American Express                                        12,575      1,285,794
American General                                        30,650      2,390,700
American International Group                            19,350      1,869,694
Aon                                                     14,100        780,788
Associates First Capital Class A                        15,600        661,050
Axa-UAP (France)                                         2,886        418,312
Banca Popolare di Bergamo Credito Varesino
(Italy)                                                  4,400        106,961
Banca Popolare di Milano (Italy)                        12,300        111,847
Banca Popolare di Brescia (Italy)                        4,200        102,608
Banc One                                                31,623      1,614,749
Bank of Boston                                          29,010      1,129,577
Bank of Ireland (Ireland)                               30,299        675,113
Bank of Nova Scotia (Canada)                            27,384        603,664
BankAmerica                                             39,412      2,369,647
Banque Nationale de Paris (France)                      10,077        829,844
Charles River Associates*                                2,400         52,650
Charter One Financial*                                   6,100        169,084
Chase Manhattan                                         19,155      1,303,737
Cigna                                                   19,320      1,493,678
Cimpor-Cimentos de Portugal (Portugal)                   5,163        164,747
Citigroup                                               47,777      2,364,962
Comerica                                                17,100      1,166,006
Commonwealth Bank of Australia (Australia)              18,740        265,437
Compagnie Financiere Richemont AG (Sweden)                 191        269,958
Credit Commercial de France (France)                     1,760        163,455
Development Bank of Singapore (Singapore)               15,000        135,372
Equitable                                                9,200        532,450
Federal Home Loan Bank                                  43,400      2,796,588
Federal National Mortgage Association                   18,935      1,401,190
Fifth Third Bancorp                                     14,350      1,023,783
Financiere et Industrielle Gaz et Eaux (France)             11            558
First Union                                             12,755        775,663
Firstar                                                 17,520      1,633,740
Fleet Financial Group                                   20,360        909,838
HSBC Holdings (Hong Kong)                                7,200        179,361

                                                      Number          Market
                                                      of Shares       Value
-----------------------------------------------------------------------------
ING Groep N.V. (Netherlands)                           14,033      $ ,855,846
INSpire Insurance Solutions*                            9,250         169,391
Istituto Nazionale delle Assicurazione (Italy)*        81,200         214,866
Julius Baer Holding AG (Switzerland)                      149         495,040
Kookmin Bank (South Korea)*                                 1              10
Lehman Brothers Holdings                               26,995       1,189,467
MBNA                                                   48,700       1,214,456
Mercantile Bancorporation                              15,100         696,488
Merrill Lynch & Company                                23,055       1,538,921
Morgan (J.P.)                                          12,725       1,336,920
Muenchener Rueckversicherungs-Gisellschaft
(Germany)                                                 523         255,813
National City                                          12,895         934,888
National Westminster Bank (United Kingdom)             21,100         405,076
Nikko Securities Ltd. (Japan)                         139,000         385,856
Nordbanken Holdings (Sweden)                           22,528         144,184
Overseas Union Bank (Singapore)                        23,000         100,303
PNC Financial Group                                    17,905         969,108
Promise (Japan)                                         5,580         289,142
Providian Financial                                    11,985         898,875
Reinsurance Group of America                            4,200         294,000
Royal Bank of Canada (Canada)                           2,498         124,900
Royal & Sun Alliance Insurance Group
(United Kingdom)                                       40,390         325,763
Societe Generale (France)                               1,967         318,546
Sparbanken Sverige AB, Swedbank-A Shares
(Sweden)                                                4,500         116,311
Summit Bancorp                                          8,460         369,596
SunAmerica                                             14,500       1,176,313
Svenska Handelsbanken (Sweden)                          7,001         294,697
UBS AG (Switzerland)*                                   3,054         937,983
Unidanmark A/S (Denmark)                                1,977         178,619
Washington Mutual                                      22,912         874,952
Wells Fargo                                            87,750       3,504,516
Yapi Ve Kredi Bankasi GDR                               6,074          68,934
-----------------------------------------------------------------------------
                                                                   56,457,305
Buildings & Materials: 0.4%
-----------------------------------------------------------------------------
CRH (Ireland)                                          53,845         930,918
IJM - Berhad (Malaysia)                                48,000          22,627
Lafarge SA (France)                                     4,795         455,619
Masco                                                  22,400         644,000
-----------------------------------------------------------------------------
                                                                    2,053,164
Cable, Media & Publishing: 2.9%
-----------------------------------------------------------------------------
Cellular Communications International                       1              68
Citadel Communications*                                 7,900         205,400
Consolidated Graphics*                                  2,100         141,881
Cumulus Media*                                         12,600         209,475
Cunningham Graphics International*                      5,200          80,925
Dai Nippon Printing (Japan)                            15,000         238,202
InterPublic Group                                      22,000       1,754,500
Jones Intercable*                                      11,400         407,550
Lamar Advertising*                                      6,200         232,500
McGraw-Hill                                             6,540         666,263
MediaOne Group                                         23,830       1,120,010
Scandinavian Broadcasting System*                       3,700         101,056
Sinclair Broadcasting Group*                            2,400          47,475
Tele-communications Class A                            30,600       1,693,519
Telecommunications-TCI Ventures Group Class A          51,800       1,225,394
Time Warner                                            52,800       3,276,900
Times Mirror Class A                                   17,405         974,680
Viacom Class B*                                        24,700       1,827,800
-----------------------------------------------------------------------------
                                                                   14,203,598
Chemicals: 0.9%
-----------------------------------------------------------------------------
Akzo Nobel (Netherlands)                               14,052         639,947
Bayer AG (Germany)                                     11,000         461,789
Cheung Kong (Holdings) (Hong Kong)                     27,000         194,288
DuPont(E.I.)deNemours                                  26,070       1,383,339
Eastman Chemical                                       13,560         606,810
Hoechst AG (Germany)                                   10,130         418,882
Shin-Etsu Chemical (Japan)                              5,000         119,850
Witco                                                  23,130         368,634
-----------------------------------------------------------------------------
                                                                    4,193,539
Computers & Technology: 6.3%
-----------------------------------------------------------------------------
3Com*                                                  10,700         479,828
ACT Networks*                                           6,400          78,000

                                                      Number          Market
                                                      of Shares       Value
-----------------------------------------------------------------------------
Activision*                                             7,000      $   77,000
Advanced Communications Systems*                        4,000          49,500
America Online                                          4,500         720,000
American Bank Note Holographics*                       16,400         287,000
Analytical Surveys*                                     4,500         135,984
Apex PC Solutions*                                      4,800         138,000
ASM Lithography Holdings                                2,500          76,406
Aspect Development                                      1,700          75,969
Aware                                                   4,100         111,597
Best Software*                                          6,400         152,800
Black Box*                                              3,900         146,859
BMC Software                                           27,190       1,212,504
BroadVision*                                            3,400         109,969
Cisco Systems                                          14,300       1,327,666
Compaq Computer                                        37,620       1,577,689
Complete Business Solutions                             5,200         175,825
Computer Network Technology*                            7,200          90,900
Computer Sciences                                      16,700       1,076,106
Computer Task Group                                     2,800          75,950
Compuware*                                             12,700         991,791
Concord Communications*                                   900          51,525
Concur Technologies                                     1,200          36,263
Data Processing Resources*                              3,600         105,300
Dell Computer                                          14,900       1,090,959
Dendrite International                                  2,400          59,550
Digital River*                                          1,900          67,925
DuPont Photomasks*                                      2,100          88,922
Eclipsys*                                                 900          26,044
EMC*                                                   23,700       2,014,500
Emulex*                                                 1,400          54,600
Exchange Applications*                                  3,200          62,600
Exodus Communications*                                  1,700         109,756
Fvc.com*                                                4,600          73,744
HBO & Company                                          53,400       1,533,581
Igen International*                                     2,400          73,425
IMRglobal*                                              3,475         102,404
Information Advantage*                                  8,600          64,769
Intelligroup*                                           4,869          86,729
International Business Machines                        29,603       5,469,154
Legato Systems*                                         2,900         191,128
Metro Information Services*                             4,200         124,163
Micron Technology*                                     11,900         601,694
Microsoft                                              31,000       4,294,469
Nanometrics*                                            3,510          27,422
NCR*                                                      900          37,575
NeoMagic*                                               7,400         163,494
New Era of Networks*                                    5,200         228,150
Peregrine Systems*                                      7,000         324,406
Pervasive Software                                      1,700          31,981
Pinnacle Systems*                                       2,000          70,875
Qlogic*                                                 2,000         260,875
SPR*                                                    3,550          60,350
Spyglass*                                               6,900         151,369
Summit Design*                                          8,300          76,516
Sun Microsystems*                                      13,170       1,126,858
TDK (Japan)*                                            2,000         182,066
Videoserver*                                            6,000         112,500
Visual Networks*                                        4,400         164,863
Xerox                                                  20,795       2,453,810
-----------------------------------------------------------------------------
                                                                   31,023,657
Consumer Products: 2.2%
-----------------------------------------------------------------------------
Bebe Stores*                                            3,700         130,541
Clorox                                                 16,085       1,878,929
Equity*                                                 8,350         221,797
Estee Lauder Class A                                   14,200       1,214,100
General Electric                                       49,230       5,024,537
Hedstrom Holdings*                                        303             303
Kao (Japan)                                            14,000         314,607
Kimberly-Clark                                          8,590         468,155
Minnesota Mining & Manufacturing                       14,815       1,053,717
Provant*                                                4,597          98,261
RCM Technologies*                                       2,800          74,025
Shiseido (Japan)                                        6,000          76,775
-----------------------------------------------------------------------------
                                                                   10,555,747
Electronics & Electrical Equipment: 3.0%
-----------------------------------------------------------------------------
Applied Micro Circuits*                                 4,200         142,800
ATMI*                                                   7,100         179,719

                                                      Number          Market
                                                      of Shares       Value
-----------------------------------------------------------------------------
Canon (Japan)                                          20,400      $  434,157
Credence Systems                                        7,500         138,281
DII Group*                                              9,000         206,438
Dixons Group (United Kingdom)                          30,000         418,524
Emerson Electric                                       15,225         952,514
Fujitsu (Japan)                                        59,000         782,507
Harmonic Lightwaves*                                    7,600         143,213
Intel                                                  36,585       4,336,466
Kulicke & Soffa Industries*                             2,100          37,144
Micrel*                                                 2,450         135,363
Motorola                                               21,995       1,343,070
Murata Manufacturing (Japan)                            1,000          41,331
Phillips Electronics N.V. (Netherlands)                 7,238         485,768
Photronics*                                             4,500         107,859
Power Integrations*                                     2,500          62,891
Raytheon Class A                                       13,410         693,129
Raytheon Class B                                        4,200         223,650
Rockwell International                                  7,600         369,075
Samsung Electronics (South Korea)                       4,500         301,872
Sipex*                                                  3,700         131,234
Smiths Industries (United Kingdom)                     25,468         355,510
Sony (Japan)                                            2,400         174,065
STMicroelectronics N.V.*                                7,491         584,766
Texas Instruments                                      22,820       1,952,536
Veeco Instruments*                                      3,000         158,625
-----------------------------------------------------------------------------
                                                                   14,892,507
Energy: 3.1%
-----------------------------------------------------------------------------
Atlantic Richfield                                     22,530       1,470,083
British Petroleum ADR                                  11,551       1,097,345
Burmah Castrol (United Kingdom)                        32,499         465,241
Chevron                                                17,490       1,450,577
Conoco                                                 25,200         526,050
Duke Energy                                            15,185         972,789
Ente Nazionale Idrocarburi SpA (ENI) (Italy)           72,797         476,613
Exxon                                                  54,587       3,991,674
Independent Energy Holdings*                            7,700          69,541
Kerr-McGee                                             20,735         793,114
Mobil                                                  13,910       1,211,909
Sonat                                                  29,060         786,436
Texaco                                                 15,530         821,149
Tosco                                                  24,005         621,129
Total SA (France)                                       4,367         442,301
-----------------------------------------------------------------------------
                                                                   15,195,951
Environmental Services: 0.6%
-----------------------------------------------------------------------------
Casella Waste Systems*                                  3,100         114,894
Halliburton                                            21,760         644,640
Waste Management                                       44,345       2,067,586
-----------------------------------------------------------------------------
                                                                    2,827,120
Food, Beverage & Tobacco: 3.0%
-----------------------------------------------------------------------------
Anheuser Busch                                         18,860       1,237,688
Bass (United Kindgom)                                  39,998         560,660
Coca-Cola Femsa S.A. ADR                                3,100          41,075
General Mills                                          11,055         859,526
Greencore Group (Ireland)*                             46,122         213,097
Groupe Danone (France)                                    810         231,912
Hain Food Group*                                        6,100         150,403
Heinz (H.J.)                                           15,575         881,934
Koninklijke Ahold (Netherlands)                        16,345         604,205
Laurus (Netherlands)                                    5,040         127,247
McDonald's                                             11,445         876,973
Nabisco Holdings Class A                                7,300         302,950
Nestle SA (Switzerland)                                   451         981,434
P.F. Chang's China Bistro*                              3,640          81,673
Philip Morris                                          59,550       3,185,925
Quaker Oats                                            25,730       1,530,935
Sara Lee                                               56,390       1,589,493
Whitman                                                42,325       1,073,997
-----------------------------------------------------------------------------
                                                                   14,531,127
Healthcare & Pharmaceuticals: 8.0%
-----------------------------------------------------------------------------
Advance Paradigm*                                       2,100          72,713
Alternative Living Services*                            2,300          78,775
American Home Products                                 34,015       1,915,470
American Oncology Resources*                            9,700         141,863
Amsurg*                                                 5,300          38,094

                                                      Number          Market
                                                      of Shares       Value
-----------------------------------------------------------------------------
Baxter International                                   23,150     $ 1,488,834
Bristol-Myers Squibb                                   34,535       4,621,215
Cardinal Health                                        14,050       1,066,044
CareMatrix*                                             3,900         119,438
Centennial HealthCare*                                  4,000          61,750
Centocor                                               13,100         590,319
Coulter Pharmaceuticals*                                6,900         205,491
Eisai Co. Limited (Japan)                               3,000          58,163
F.Y.I.*                                                 2,700          86,400
Glaxo Wellcome (United Kingdom)                         9,112         311,341
IMS Health                                             13,500       1,018,406
Johnson & Johnson                                      13,185       1,105,892
Kendle International*                                   1,800          42,244
Lilly (Eli)                                            23,300       2,070,788
McKesson                                                6,500         513,906
Medical Manager*                                        4,200         131,250
Medicis Pharmaceutical Class A*                         4,850         289,181
MedQuist*                                               8,300         328,369
Merck & Company                                        16,085       2,375,553
Minimed*                                                2,200         230,725
NCS HealthCare*                                         2,400          57,375
Novartis (Switzerland)                                    643       1,263,537
Pediatrix Medical Group*                                  800          47,950
Pfizer                                                 20,100       2,521,294
Pharmacia & Upjohn ADR                                 47,865       2,710,356
Pharmacia & Upjohn (Sweden)                            18,108       1,011,850
Priority Healthcare-B*                                  1,400          74,288
Province Healthcare*                                    3,600         128,025
Quintiles Transnational*                               12,100         645,459
Renal Care Group*                                       4,625         134,125
Sabratek*                                               5,400          88,088
Schering-Plough                                        55,400       3,060,850
Serologicals*                                           4,000         119,250
Sterigenics International*                              4,900         122,500
Sunrise Assisted Living*                                4,200         217,088
Theragenics*                                            7,600         127,775
Tyco International                                     53,800       4,058,538
VA Technologie (Austria)                                1,628         141,096
Warner-Lambert                                         39,100       2,939,831
Wesley Jessen VisionCare*                               3,700         102,559
Xomed Surgical Products*                                8,750         280,000
Yamanouchi Pharmaceutical (Japan)                      14,000         449,086
-----------------------------------------------------------------------------
                                                                   39,263,144
Industrial Machinery: 0.5%
-----------------------------------------------------------------------------
Advanced Energy Industries*                             1,300          33,516
Deere & Co.                                            25,025         828,953
Mannesmann AG (Germany)                                 8,346         965,463
Sandvik (Sweden)                                        8,635         148,792
Tomkins (United Kingdom)                              113,120         530,727
-----------------------------------------------------------------------------
                                                                    2,507,451
Leisure, Lodging & Entertainment: 1.1%
-----------------------------------------------------------------------------
Ambassadors International*                                800          12,100
Carnival Cruise Lines                                  33,000       1,584,000
Cinar Films Class B                                     5,900         148,606
Eastman Kodak                                          13,770         991,440
EMI Group (United Kingdom)                             24,200         169,908
Global Vacation Group*                                  6,600          56,925
Granada Group (United Kingdom)                         34,900         617,066
Hasbro                                                 29,255       1,056,837
MemberWorks*                                            5,300         156,681
Steiner Leisure*                                        2,450          78,323
Sunterra*                                               7,600         114,000
The News Corporation                                   12,318         325,657
Travel Services International*                          4,600         138,863
Vistana*                                                6,200          87,188
-----------------------------------------------------------------------------
                                                                    5,537,594
Metals & Mining: 0.0%
-----------------------------------------------------------------------------
Pohang Iron & Steel Ltd. ADR                            8,045         135,759
-----------------------------------------------------------------------------

Miscellaneous: 1.5%
-----------------------------------------------------------------------------
Bright Horizons Family Solutions                        3,780         102,533
Brookdale Living Communities*                           3,100          59,288
BTR (United Kingdom)                                  111,223         226,801
Companhia Energetica de Minas Gerais-ADR                5,800         110,412
Cookson Group (United Kingdom)                         41,931          90,370

                                                      Number          Market
                                                      of Shares       Value
-----------------------------------------------------------------------------
Education Management                                   10,000      $  235,313
First Consulting Group*                                 4,000          82,750
Gilman & Ciocia*                                        5,700          55,753
Helix Technology                                        5,000          64,844
Insight Enterprises                                       500          25,469
KTI*                                                    5,200         112,775
Lason Incorporated*                                     5,100         296,916
Market Facts*                                           6,000         150,750
Metamor Worldwide*                                      3,425          84,983
NCO Group*                                              8,550         385,017
On Assignment*                                          6,700         228,847
Pitney Bowes                                           21,620       1,428,271
ProBusiness Services*                                   6,400         291,600
Romac International*                                    2,800          62,125
Securicor (United Kingdom)                             56,573         469,886
Siebe (United Kingdom)                                 84,560         330,843
Strayer Education                                       3,500         123,047
Vedior (Netherlands)*                                   7,106         140,044
Walgreen                                               35,300       2,067,256
-----------------------------------------------------------------------------
                                                                    7,225,893
Packaging & Containers: 0.2%
-----------------------------------------------------------------------------
Owens-Illinois*                                        37,090       1,135,881
-----------------------------------------------------------------------------

Paper & Forest Products: 0.3%
-----------------------------------------------------------------------------
Boise Cascade                                          29,405         911,555
Svenska Cellulosa (Sweden)                             16,741         364,707
-----------------------------------------------------------------------------
                                                                    1,276,262
Real Estate: 0.0%
-----------------------------------------------------------------------------
Unione Immobiliare Spa (Italy)*                        81,200          42,433
-----------------------------------------------------------------------------

Retail: 5.1%
-----------------------------------------------------------------------------
99 Cents Only Stores*                                   4,062         199,546
Action Performance*                                     4,100         144,781
Ameriking                                                  75           3,000
Coldwater Creek*                                        3,500          48,563
Coles Myer (Australia)                                 19,000          99,338
Colgate-Palmolive                                      21,310       1,979,166
Cost Plus*                                              3,800         118,988
Costco Companies*                                      30,900       2,235,422
CVS Corporation                                        53,542       2,944,810
Federated Department Stores*                           14,100         614,231
Gap                                                    11,850         666,563
Guitar Center*                                          6,700         164,778
Hibbett Sporting Goods*                                 4,100          99,169
Home Depot                                             37,300       2,282,294
K Mart*                                                55,910         856,122
Kroger*                                                 9,500         574,750
Linens N Things*                                        9,100         360,588
Marks & Spencer                                        26,079         177,480
Penney (J.C.)                                          14,860         696,563
PJ America*                                             2,400          43,350
Rent-Way*                                              12,869         312,878
Ricoh (Japan)                                          17,000         156,105
Safeway*                                               36,400       2,218,125
Sears Roebuck                                          21,125         897,813
The Men's Wearhouse*                                    6,100         192,150
TJX                                                    56,200       1,629,800
Toys R Us*                                             31,240         527,175
Tricon Global Restaurants*                             14,800         741,850
Vendex                                                  6,181         150,129
Wal-Mart Stores                                        48,500       3,949,719
-----------------------------------------------------------------------------
                                                                   25,085,246
Telecommunications: 5.7%
-----------------------------------------------------------------------------
ALLTEL                                                 14,770         883,431
Ameritech                                              10,560         669,240
Artesyn Technologies*                                  11,400         162,806
Ascend Communications*                                 17,300       1,138,016
AT & T                                                 29,875       2,248,094
BCE (Canada)*                                           3,400         128,472
Cable & Wireless Optus (Australia)*                    29,700          62,294
Cable & Wireless (United Kingdom)                      53,500         655,899
Del Global Technologies*                                5,111          59,096
Deutsche Telekom (Germany)                             10,995         361,279

                                                      Number          Market
                                                      of Shares       Value
-----------------------------------------------------------------------------
Dycom*                                                  4,900      $  279,913
E.spire Communications*                                 6,300          40,556
Excel Switching*                                        1,800          68,681
France Telecom SA (France)                              2,160         171,615
General Instrument*                                    15,000         509,063
GeoTel Communications*                                  7,156         265,667
Grupo Televisa SA GDR*                                  1,320          32,588
GTE                                                    24,145       1,628,278
Heftel Broadcasting*                                    7,200         355,500
Hellenic Telecommunications (Greece)                   11,665         310,048
Intermedia Communications                               3,300          57,131
KPN NV (Netherlands)                                    5,594         280,085
Lucent Technologies                                    34,000       3,740,000
MCI Worldcom*                                          43,200       3,100,950
Nextel Communications                                     549          12,987
Nippon Telegraph & Telephone (Japan)*                      63         484,124
Nokia Oyj (Finland)                                     6,336         775,525
Orange (United Kingdom)*                               16,600         191,954
Portugal Telecom SA (Portugal)                          5,522         253,085
Saga Communications*                                    6,328         129,724
SBC Communications                                     72,084       3,865,505
Swisscom AG (Switzerland)*                                700         292,940
Telecom Italia SpA (Italy)                            117,100       1,000,931
Telefonaktiebolaget LM Ericsson (Sweden)               19,474         462,597
Telefonica de Espana (Spain)                           17,051         759,026
Telefonos De Mexico SA ADR                              3,223         156,920
Telesp Celular Participacoes S.A. ADR*                  1,554          27,195
Telesp Participacoes S.A. ADR*                          3,886          85,978
U.S.West                                               26,857       1,735,634
Vodafone Group (United Kingdom)                         9,870         159,375
Winstar Communications*                                 2,500          97,422
-----------------------------------------------------------------------------
                                                                   27,699,624
Textiles, Apparel & Furniture: 0.0%
-----------------------------------------------------------------------------
French Fragrances*                                      7,700          55,584
Gucci Group N.V.                                        3,124         151,905
Select Comfort*                                         2,750          73,391
-----------------------------------------------------------------------------
                                                                      280,880
Transportation & Shipping: 0.9%
-----------------------------------------------------------------------------
Bombardier (Canada)                                    21,500         308,948
British Airways (United Kingdom)                       50,287         339,309
Burlington Northern Santa Fe                           24,930         841,388
Carey International*                                    5,300          93,413
Deutsche Lufthansa AG (Germany)                         5,337         118,352
Eagle USA Airfreight*                                   6,800         166,600
Expeditors International                                3,750         157,969
International Container Terminal Services
(Philippines)*                                        243,450          20,340
Mesaba Holdings*                                       10,500         216,234
Peninsular and Orient Steam (United Kingdom)           20,935         246,420
Rental Service*                                         3,700          58,044
Singapore Airlines (Singapore)                          5,000          36,644
Skywest                                                 4,500         147,094
Southwest Airlines                                     41,110         922,406
TNT Post Group NV (Netherlands)                        14,728         474,612
-----------------------------------------------------------------------------
                                                                    4,147,773
Utilities: 3.0%
-----------------------------------------------------------------------------
AirTouch Communications*                               12,000         865,500
Consolidated Edison                                    20,680       1,093,455
Dominion Resources/Virginia                            19,370         905,548
Edison International                                   28,860         804,473
EDP - Electricidade de Portugal, SA (Portugal)         14,580         320,884
Elf Aquitaine (France)                                  4,968         574,292
Enron                                                   5,450         310,991
Entergy                                                33,005       1,027,281
Iberdrola S.A. (Spain)                                 13,100         245,365
Hong Kong & China Gas (Hong Kong)*                     72,000          91,539
PECO Energy                                            26,000       1,082,250
Rohm (Japan)                                            1,400         126,953
Sankyo (Japan)                                         13,000         282,970
Scottish Power (United Kingdom)                        79,046         806,591
Sprint                                                 38,315       3,223,206
Texas Utilities                                        19,980         932,816
Tokyo Electric Power (Japan)                           22,800         560,581
Veba AG (Germany)                                       8,764         519,138
Vivendi (France)                                        4,352       1,129,212
-----------------------------------------------------------------------------
                                                                   14,903,045

                                                      Number          Market
                                                      of Shares       Value
-----------------------------------------------------------------------------
Total Common Stock: 61.7%
(Cost $212,014,710)                                              $302,460,093
-----------------------------------------------------------------------------

Preferred Stock:
-----------------------------------------------------------------------------
Ameriking                                               3,867          94,742
Anvil Holdings                                             20             451
California Federal                                      4,000         101,250
Capstar Broadcasting                                      281          31,753
Chancellor Media                                          300          28,013
Chevy Chase                                               670          35,008
Citadel Broadcasting                                      681          78,315
Concentric Network                                        213          17,871
CSC Holdings                                              518          57,110
CSC Holdings Class A                                      173          19,571
Dobson Communications                                      10          10,000
Global Crossing                                         1,060         103,350
Intermedia Communications PIK                              98          98,368
IXC Communications                                         32          33,309
Mediaone Group                                          7,190         478,135
Nebco Evans Holding                                       323          21,722
Nextel Communications                                      27          27,490
Nextel Communications PIK                                 238         214,200
Nextlink Communications                                   697          38,702
Paxson Communications                                     746          66,427
Public Service Company of New Hampshire                 1,583          41,158
Spanish Broadcasting                                       97          96,509
Winstar Communications                                     50          54,250
-----------------------------------------------------------------------------

Total Preferred Stock: 0.4%
(Cost $1,702,184)                                                   1,747,704
-----------------------------------------------------------------------------

Warrants/Rights:
-----------------------------------------------------------------------------
Allegiance Telecom Warrants*                               80           1,280
Cellnet Data Systems*                                     125           3,125
Covad Communications Warrants*                             25           1,250
DTI Holdings*                                           1,000             100
Epic Resorts*                                              30               -
Equity Office Property*                                   450             900
Globalstar Telecom*                                        50           3,500
Hyperion Telecommunications*                              100           5,813
KMC Telecom Holdings*                                     125             469
Knology Holdings Warrants*                                110             220
Mediq*                                                     40               -
MGC Communication Warrants*                                10             640
Orbital Imaging*                                           40           1,640
Pathnet Warrants*                                          65             650
PowerTel Warrants*                                      1,280           8,640
Spanish Broadcasting - WT99*                               35           7,175
Startec Global*                                            40              40
Telefonica SA Bonus Rights (Spain)*                    17,051          15,156
-----------------------------------------------------------------------------

Total Warrants/Rights: 0.0%
(Cost $28,392)                                                         50,598
-----------------------------------------------------------------------------
Par
Repurchase Agreement: Amount
SBC Warburg Repurchase Agreement,
dated 12/31/98, 4.75%, maturing 1/4/99,
collateralized by $14,321,000 U.S. Treasury Bond,
10.375%, 11/15/09,
market value $18,475,979                          $18,041,000      18,041,000
-----------------------------------------------------------------------------

Total Repurchase Agreement: 3.7%
(Cost $18,041,000)                                                 18,041,000
-----------------------------------------------------------------------------

Total Investments: 96.7%
(Cost $381,785,237)                                               473,942,371
-----------------------------------------------------------------------------

Other Assets Over Liabilities: 3.3%                                16,211,515
-----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $15.759 per share based on
31,102,262 shares issued and outstanding)                        $490,153,886
=============================================================================

** Non income producing security.

** Par amounts for foreign debt are expressed in local currency

PIK - Pay in kind security.

(1) Step-up Bond

(+) Fully or partially pledged as collateral for open futures contracts.

TBA - To be announced.

See accompanying notes to financial statements.

Lincoln National Global Asset Allocation Fund, Inc.

Statement of Operations

Year ended December 31, 1998


Investment income:
 Interest                                                 $10,785,461
-----------------------------------------------------------------------
 Dividends                                                  4,401,671
-----------------------------------------------------------------------
 Less: Foreign withholding tax                                (90,799)
-----------------------------------------------------------------------
  Total investment income                                  15,096,333
-----------------------------------------------------------------------

Expenses:
 Management fees                                            3,320,142
-----------------------------------------------------------------------
 Accounting fees                                              302,051
-----------------------------------------------------------------------
 Custodial fees                                               271,460
-----------------------------------------------------------------------
 Printing and postage                                         144,384
-----------------------------------------------------------------------
 Directors fees                                                 4,200
-----------------------------------------------------------------------
 Other                                                        141,130
-----------------------------------------------------------------------
  Total expenses                                            4,183,367
-----------------------------------------------------------------------
Net investment income                                      10,912,966
-----------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments,
futures contracts, and foreign currency:
 Net realized gain (loss) on:
  Investment transactions and futures contracts            11,443,775
-----------------------------------------------------------------------
  Foreign currency transactions                              (998,821)
-----------------------------------------------------------------------
  Net realized gain on investments, futures
  contracts, and foreign currency                          10,444,954
-----------------------------------------------------------------------
 Net change in unrealized appreciation of:
  Investments and futures contracts                        35,157,074
-----------------------------------------------------------------------
  Foreign currency                                            929,079
-----------------------------------------------------------------------
  Net change in unrealized appreciation of investments,
  futures contracts, and foreign currency                  36,086,153
-----------------------------------------------------------------------
Net realized and unrealized gain of investments
and foreign currency                                       46,531,107
-----------------------------------------------------------------------
Net increase in net assets
resulting from operations                                 $57,444,073
=======================================================================


Statements of Changes in Net Assets

Years ended December 31, 1998 and 1997


                                                   Year ended     Year ended
                                                   12/31/98       12/31/97
                                                   ---------------------------
Changes from operations:
------------------------------------------------------------------------------
 Net investment income                              $ 10,912,966  $ 10,728,312
------------------------------------------------------------------------------
 Net realized gain on investments,
 futures contracts, and foreign currency              10,444,954    33,708,317
------------------------------------------------------------------------------
 Net change in unrealized appreciation of investments,
 futures contracts, and foreign currency              36,086,153    21,677,078
------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                             57,444,073    66,113,707
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                               (16,888,181)            -
------------------------------------------------------------------------------
 Net realized gain on investments                    (33,708,317)  (26,677,086)
------------------------------------------------------------------------------
  Total distributions to shareholders                (50,596,498)  (26,677,086)
------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions             45,216,416    82,601,799
------------------------------------------------------------------------------
  Total increase in net assets                        52,063,991   122,038,420
------------------------------------------------------------------------------
Net Assets, beginning of year                        438,089,895   316,051,475
------------------------------------------------------------------------------
Net Assets, end of year                             $490,153,886  $438,089,895
==============================================================================


See accompanying notes to financial statements.

Lincoln National Global Asset Allocation Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout the year)

                                            Period ended December 31,
                                                1998       1997      1996        1995       1994
                                            -------------------------------------------------------
Net asset value, beginning of year            $15.628    $14.226   $13.391     $11.144    $12.502
Income (loss) from investment operations:
 Net investment income(2)                       0.357      0.383     0.392       0.412      0.349
 Net realized and unrealized gain (loss)
  on investments, futures contracts, and
  foreign currency                              1.585      2.205     1.522       2.247     (0.702)
 Total from investment operations               1.942      2.588     1.914       2.659     (0.353)

Less dividends and distributions:
 Dividends from net investment income          (0.589)         -    (0.392)     (0.412)    (0.349)
 Distributions from net realized gain on
  investment transactions                      (1.222)    (1.186)   (0.687)          -     (0.656)
Total dividends and distributions              (1.811)    (1.186)   (1.079)     (0.412)    (1.005)
Net asset value, end of year                  $15.759    $15.628   $14.226     $13.391    $11.144

Total Return(1)                                 13.50%     19.47%    15.04%      23.95%     (1.82%)

Ratios and supplemental data:
 Ratio of expenses to average net assets         0.91%      0.89%     1.00%       0.92%      1.06%
 Ratio of net investment income
  to average net assets                          2.36%      2.77%     2.93%       3.36%      3.07%
 Portfolio Turnover                            133.84%    178.40%   167.33%     146.49%    134.33%
 Net assets, end of year (000 omitted)       $490,154   $438,090  $316,051    $248,772   $195,697

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Per share information for the year ended December 31, 1998 was based on the average shares outstanding method.

See accompanying notes to financial statements.

Lincoln National Global Asset Allocation Fund, Inc.

Notes to Financial Statements
December 31, 1998

The Fund: Lincoln National Global Asset Allocation, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their mean quotations. Options traded on exchanges are valued at the last bid price for options purchased and the last sale price for options written. Options traded in the over-the-counter market are valued at the last asked price for options written and the last bid price for options purchased. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rates.

2. Other Assets Over Liabilities

The statement of net assets account "Other Assets Over Liabilities" at December 31, 1998 consisted of the following assets (liabilities):

Cash                                        $    85,224
--------------------------------------------------------
Foreign currency                             20,371,889
--------------------------------------------------------
Receivable for dividends earned                 397,266
--------------------------------------------------------
Receivable for interest earned                2,277,201
--------------------------------------------------------
Receivable for securities sold                  641,480
--------------------------------------------------------
Receivable for capital shares sold                8,032
--------------------------------------------------------
Payable for securities purchased             (7,861,167)
--------------------------------------------------------
Payable for capital shares redeemed              (8,955)
--------------------------------------------------------
Management fees payable                        (445,409)
--------------------------------------------------------
Other, net                                      745,954
--------------------------------------------------------
                                            $16,211,515
                                            ============

3. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .75% of the first $200,000,000 of the average daily net assets of the Fund, .70% of the next $200,000,000, and .68% of the average daily net assets of the Fund in excess of $400,000,000. The sub-adviser, Putnam Investments, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 1998.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

4. Analysis of Net Assets

Net Assets at December 31, 1998 consisted of the following:

Common Stock, par value $.01 per share**                   $    311,022
------------------------------------------------------------------------
Paid in capital in excess of par value of shares issued     381,012,207
------------------------------------------------------------------------
Undistributed net investment income                           3,754,276
------------------------------------------------------------------------
Accumulated net realized gain on investments and
 futures contracts                                           11,443,775
------------------------------------------------------------------------
Net unrealized appreciation of investments,
foreign currencies, and futures contracts                    93,632,606
------------------------------------------------------------------------
                                                           $490,153,886
                                                           ============

** The Fund has 50,000,000 authorized shares.

5. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 1998 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 1998 are as follows:

     Aggregate      Aggregate      Gross          Gross          Net
     Cost of        Proceeds       Unrealized     Unrealized     Unrealized
     Purchases      From Sales     Appreciation   Depreciation   Appreciation
     ------------------------------------------------------------------------
     $571,263,196   $568,382,980   $100,216,708   $(8,059,574)   $92,157,134

6. Supplemental Financial Instrument Information

Options: The Fund may purchase or write options that are exchange traded to hedge fluctuation risks in the price of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. The Fund did not write any options during the year ended December 31, 1998.

Forward Foreign Currency Contracts: The Fund may purchase or sell forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counter parties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at December 31, 1998 were as follows:

          Contracts to        Foreign                  In Exchange                         Unrealized
          Receive (Deliver)   Currency                 For            Settlement Dates     Gain (Loss)
------------------------------------------------------------------------------------------------------
     1,777,488                Australian Dollar        $ 1,137,130    March 1999           $ (32,507)
     (1,107,800)              Australian Dollar           (691,732)   March 1999              13,865
     (459,800)                Canadian Dollar             (299,544)   March 1999                (843)
     42,442,573               German Deutschemark       25,422,133    February 1999          139,840
     (31,442,055)             German Deutschemark      (18,837,149)   February 1999          (99,524)
     6,584,776                Danish Kroner              1,040,249    March 1999              (3,306)
     1,583,700                Finnish Marrka               310,146    February 1999            1,197
     11,620,700               French Franc               2,068,736    February 1999           15,185
     (4,032,300)              Great Britain Pound       (6,663,138)   March 1999              (6,696)
     (1,080,542,270)          Italian Lira                (649,755)   February 1999           (5,994)
     (1,667,483,380)          Japanese Yen             (14,099,667)   March 1999            (745,039)
     2,995,029,230            Japanese Yen              25,361,750    March 1999           1,301,380
     (12,841,700)             Netherlands Guilder       (6,814,742)   February 1999          (32,784)
     (2,151,200)              New Zealand Dollar        (1,139,598)   March 1999               6,719
     (56,596,415)             Spanish Peseta              (396,992)   February 1999           (2,725)
     17,704,700               Swedish Krona              2,194,707    March 1999              (8,177)
     (33,276,590)             Swedish Krona             (4,143,776)   March 1999              24,185
                                                                                          ----------
                                                                                          $  564,776
                                                                                          ==========

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at December 31, 1998 was $5,007,378. The unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates. Financial futures contracts open at December 31, 1998 were as follows:

                                                Notional                        Unrealized
     Contracts                               Cost Amount    Expiration Dates    Gain (Loss)
--------------------------------------------------------------------------------------------
     103 CAC 40 Index Contracts              $ 3,409,735    January 1999        $  208,790
     40 S&P 500 contracts                    (11,779,444)   March 1999            (675,556)
     14 NASDAQ 100 contracts                   2,412,791    March 1999             182,809
     12 Russell 2000 contracts                 2,402,265    March 1999             149,235
     23 U.S. 10 Year Treasury note contracts  (2,737,030)   March 1999              (3,564)
     15 U.S. 20 Year Treasury note contracts   1,952,910    March 1999             (36,191)
     43 Gilt contracts                        (8,456,499)   March 1999             (32,423)
     55 Ftse 100 Index contracts               5,142,724    March 1999             207,821
     2 German 10 Year contracts                  349,035    March 1999              (1,605)
     101 Australian All Ords Index contracts   4,332,013    March 1999              87,022
     17 Dax Index contracts                    4,850,147    March 1999             316,462
     9 Japan 10 Year contracts                 5,076,040    March 1999               1,948
     54 Nikkei 225 contracts                   3,185,732    March 1999              79,964
     39 MIB 30 Index contracts                 7,754,725    March 1999             616,836
                                                                                ----------
                                                                                $1,101,548
                                                                                ==========

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

7. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At December 31, 1998 the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

8. Summary of Changes From Capital Share Transactions

                                               Shares Issued Upon                                Net Increase
                      Capital                  Reinvestment of        Capital Shares             Resulting From Capital
                      Shares Sold              Dividends              Redeemed                   Share Transactions
                    ---------------------------------------------------------------------------------------------------
                      Shares      Amount       Shares      Amount     Shares        Amount       Shares       Amount
                    ---------------------------------------------------------------------------------------------------
Year ended
 December 31, 1998: 1,671,912  $25,333,336   3,464,248  $50,596,498  (2,066,025) $(30,713,418)  3,070,135  $45,216,416
Year ended
 December 31, 1997: 3,478,495   51,199,000   2,577,537   34,962,268    (241,050)   (3,559,469)  5,814,982   82,601,799

9. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semiannually. Distributions of net realized gains, if any, are declared and distributed annually.

Lincoln National Global Asset Allocation Fund, Inc.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Global Asset Allocation Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Global Asset Allocation Fund, Inc. (the "Fund") as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Global Asset Allocation Fund, Inc. at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                                  /s/ ERNST & YOUNG
Philadelphia, Pennsylvania
February 5, 1999